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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

 Read instructions at end of Form before preparing Form. Please print or type.

_______________________________________________________________________________
1.       Name and Address of Issuer:

                 FPA PARAMOUNT FUND, INC.
                 11400 W. OLYMPIC BOULEVARD, SUITE #1200
                 LOS ANGELES, CA 90064
_______________________________________________________________________________
2.       Name of each series or class of funds for which this notice is filed:

                          COMMON STOCK, PAR VALUE $0.25
_______________________________________________________________________________
3.       Investment Company Act File Number:  811-852

                 Securities Act File Number:  2-14660
_______________________________________________________________________________
4.       Last day of fiscal year for which this notice is filed:

                          September 30, 1996
_______________________________________________________________________________
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration. [ ]

_______________________________________________________________________________
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

_______________________________________________________________________________
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      NONE
_______________________________________________________________________________
8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                            NONE
_______________________________________________________________________________
9. Number and aggregate sale price of securities sold during the fiscal year:

         4,079,091  Shares, $64,358,250 Aggregate Sales Price


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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         4,079,091 Shares, $64,358,250 Aggregate Sales Price
_______________________________________________________________________________
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         2,823,415 Shares, $39,622,458 Aggregate Sales Price
_______________________________________________________________________________
12.      Calculation of registration fee:

(i)      Aggregate sale price of securities sold during the fiscal year in           $                $64,358,250
                                                                                      ------------------------------------------
         reliance on rule 24f-2 (from Item 10):
(ii)     Aggregate price of shares issued in connection with dividend                +                 39,622,458
                                                                                      ------------------------------------------
         reinvestment plans (from Item 11, if applicable):
(iii)    Aggregate price of shares redeemed or repurchased during the                -                 84,055,296
                                                                                      ------------------------------------------
         fiscal year (if applicable):
(iv)     Aggregate price of shares redeemed or repurchased and previously            +
                                                                                      ------------------------------------------
         applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
(v)      Net aggregate price of securities sold and issued during the fiscal                           19,925,412
                                                                                      ------------------------------------------
         year in reliance on rule 24f-2 (line (i), plus line (ii), less line (iii), plus line (iv) (if applicable):
(vi)     Multiplier prescribed by Section 6(b) of the Securities Act of 1933         x                    1/2900
                                                                                      ------------------------------------------
         or other applicable law or regulation (see Instruction C.6):
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]                                          $6,870.83
                                                                                      ==========================================


Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

_______________________________________________________________________________
13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 11/27/96

_______________________________________________________________________________
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  WILLIAM JACOBS
                          ------------------------------
                           William Jacobs, Treasurer


Date: 11/26/96
     -------------

  *Please print the name and title of the signing officer below the signature.



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                     [LETTERHEAD OF O'MELVENY & MYERS LLP]




                               November 26th 1996


FPA Paramount Fund, Inc.                                        Our File Number
11400 West Olympic Boulevard                                    253,713-999
Los Angeles, California 90064

Gentlemen:

        At your request, we have examined the form of Rule 24f-2 Notice (the "Notice") proposed to be filed by you with the Securities and Exchange Commission (the "Commission") not later than November 30, 1996. The Notice states that during the fiscal year ended September 30, 1996 you issued and sold 4,079,091 shares of your Common Stock, $.25 par value (the "Shares"), in reliance upon your registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. We are familiar with the proceedings taken by you in connection with the authorization, issuance and sale of the Shares.

        Based upon our examination and upon our knowledge of your corporate activities, and assuming, without independent verification, that the Shares were sold in compliance with applicable Blue Sky laws and in the manner referred to in your Registration Statement on Form N-1A filed under the Securities Act of 1933, as amended, it is our opinion that the Shares were validly issued, fully paid and non-assessable.

        We consent to the filing of this opinion as an exhibit to the Notice.

                                        Respectfully submitted,



                                        /s/  O'MELVENY & MYERS LLP
                                        -----------------------------------